KinerjaPay Corp. - Balance Sheets		Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents		$ 578,956	$ 81	$ 1,824
Restricted cash		0	250,113	0
Total current assets		578,956	250,194	1,824
Total Assets		578,956	250,194	1,824
Current liabilities:
Accrued payable - trade		$ 12,500	$ 0	$ 4,150
Acccrued interest		0	15	9,810
Unissued stock subscriptions		0	250,013	0
Notes payable		$ 0	$ 24,439	$ 0
Current portion of convertible note payable, net of discount		0	0	77,275
Total current liabilities		$ 12,500	$ 274,467	$ 91,235
Total liabilities		12,500	274,467	91,235
Stockholders' deficiency:
Common stock	[1]	746	13,961	13,525
Additional paid in capital		2,812,698	849,597	491,791
Accumulated deficit		(2,246,988)	(887,831)	(594,727)
Total stockholders' (deficit)		566,456	(24,273)	(89,411)
Total Liabilities and Stockholders' (Deficit)		$ 578,956	$ 250,194	$ 1,824

[1]	$0.0001 par value; 500,000,000 shares authorized; 7,467,013, 4,653,680 and 4,508,33 issued and outstanding at March 31, 2016, December 31, 2015 and December 31, 205, respectively.